Performance Management - Eagle Energy Infrastructure Fund	Aug. 25, 2026
Prospectus [Line Items]
Bar Chart and Performance Table [Heading]	Performance:
Performance Narrative [Text Block]

The bar chart and performance table below show the variability of the Fund’s returns, which is some indication of the risks of investing in the Fund by showing changes in the Fund’s performance from year to year and by showing the Fund’s one-year and since inception performance compared with those of a broad measure of market performance. The bar chart shows performance of the Fund’s Class I shares for each calendar year since the Fund’s inception. The performance table compares the performance of the Fund over time to the performance of a broad-based securities market index. The Class A sales charge is reflected in the average annual total return table. You should be aware that the Fund’s past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. Updated performance information is available at no cost by calling 1-888-868-9501.

Performance Past Does Not Indicate Future [Text]	You should be aware that the Fund’s past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future.
Performance Information Illustrates Variability of Returns [Text]	The bar chart and performance table below show the variability of the Fund’s returns, which is some indication of the risks of investing in the Fund by showing changes in the Fund’s performance from year to year and by showing the Fund’s one-year and since inception performance compared with those of a broad measure of market performance
Bar Chart [Heading]	Class I Performance Bar Chart For Calendar Years Ended December 31
Bar Chart [Table]
Bar Chart Closing [Text Block]
Best Quarter:	6/30/2020	33.48%
Worst Quarter:	3/31/2020	(49.92)%
The Fund’s Class I year-to-date return as of June 30, 2026 was 27.75%.
Year to Date Return, Label [Optional Text]	The Fund’s Class I year-to-date return
Bar Chart, Year to Date Return	27.75%
Bar Chart, Year to Date Return, Date	Jun. 30, 2026
Highest Quarterly Return, Label [Optional Text]	Best Quarter:
Highest Quarterly Return	33.48%
Highest Quarterly Return, Date	Jun. 30, 2020
Lowest Quarterly Return, Label [Optional Text]	Worst Quarter:
Lowest Quarterly Return	(49.92%)
Lowest Quarterly Return, Date	Mar. 31, 2020
Performance Table Heading	Performance Table Average Annual Total Returns (For periods ended December 31, 2025)
Performance Table Uses Highest Federal Rate	Actual after-tax returns depend on an investor’s tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts (“IRA”)
Performance Table Not Relevant to Tax Deferred	after-tax returns are shown for Class I shares and after-tax returns for other classes will vary.
Performance [Table]
	One Year	Five Year	Ten Years
Return before taxes – Class I Shares	3.99%	27.92%	11.34%
Return after taxes on distributions – Class I Shares	3.14%	26.75%	10.19%
Return after taxes on distributions and sale of Fund shares – Class I Shares	2.72%	22.71%	8.76%
Return before taxes – Class A Shares*	(2.26)%	26.10%	10.40%
Return before taxes – Class C Shares	3.04%	26.63%	10.24%
S&P 500 Total Return Index	17.88%	14.42%	14.82%
Alerian MLP Index	9.76%	25.96%	8.85%

*	The information presented above includes the maximum Class A Sales load. Without a sales load, returns would have been 3.74%, 27.59% & 11.06% for the one year, five year and ten years period.

Index No Deduction for Fees, Expenses, or Taxes [Text]	After-tax returns are calculated using the highest historical individual federal marginal income tax rate and do not reflect the impact of state and local taxes.
Performance Table Closing [Text Block]

After-tax returns are calculated using the highest historical individual federal marginal income tax rate and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts (“IRA”); after-tax returns are shown for Class I shares and after-tax returns for other classes will vary.

The S&P 500 Total Return Index has been selected as the Fund’s primary benchmark index as it is a more appropriate broad-based securities index.

The Alerian MLP Index is a composite of the 50 most prominent energy MLPs that provides investors with an unbiased, comprehensive benchmark for this emerging asset class. There are no fees or expenses associated with the index and investors cannot invest directly in an index or benchmark.

Performance Availability Phone [Text]	1-888-868-9501